Shareholders' Equity (Details) - Employees and directors' stock option [Member] $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
Number of options
Outstanding at January 1, 2018 | shares	6,050,820
Granted | shares	1,086,500
Exercised | shares	(148,393)
Expired and forfeited | shares	(242,450)
Outstanding at June 30, 2018 | shares	6,746,477
Options vested and expected to vest at June 30, 2018 | shares	6,489,267
Exercisable options at June 30, 2018 | shares	4,344,822
Weighted average exercise price
Outstanding at January 1, 2018	$ 2.27
Granted	2.34
Exercised	1.97
Expired and forfeited	2.58
Outstanding at June 30, 2018	2.28
Options vested and expected to vest at June 30, 2018	2.28
Exercisable options at June 30, 2018	2.36
Weighted average fair value of options granted during the year	$ 0.83
Weighted average remaining contractual term (years)
Outstanding at January 1, 2018	3 years 6 months 21 days
Outstanding at June 30, 2018	3 years 5 months 27 days
Options vested and expected to vest at June 30, 2018	3 years 5 months 9 days
Exercisable options at June 30, 2018	2 years 9 months 11 days
Aggregate intrinsic value
Outstanding at January 1, 2018 | $	$ 2,498
Outstanding at June 30, 2018 | $	4,775
Options vested and expected to vest at June 30, 2018 | $	4,559
Exercisable options at June 30, 2018 | $	$ 2,779